Description of Business and Summary of Significant Accounting Policies - Changes in the Allowance For Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in allowance for doubtful accounts
Beginning balance	$ 876	$ 467	$ 467	$ 357
Charged to costs and expenses	$ 1,682	$ 314	511	110	$ 77
Uncollectible accounts written off, net of recoveries			(102)
Ending balance			$ 876	$ 467	$ 357